Business and Basis of Presentation Business and Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2012 Number_Of_Operating_Segments
Segment Reporting Information [Line Items]
Number of operating segments	2
Predecessor [Member]
Segment Reporting Information [Line Items]
Number of operating segments	2